CERTNYS

NYSE Euronext

11000268

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

June 22, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: EGA Emerging Global Shares Trust
CIK: 0001450501
SEC File No.: 001-34363
Form Type: 8-A12B
Filing Date: 6/10/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

EGShares Basic Materials GEMS ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund)

EGShares Consumer Goods GEMS ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund)

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,